CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income	¥ 7,838,945	$ 1,073,930	¥ 8,201,299	¥ 6,311,835
Adjustments to reconcile net income to net cash by operating activities:
Provision for allowance for doubtful accounts	44,807	6,139	28,114	70,427
Change of inventory write-down	(312,414)	(42,801)	(681,173)	130,660
Depreciation of property and equipment	1,418,492	194,333	1,299,384	1,231,305
Amortization of deferred income	(72,415)	(9,921)	(49,301)	(41,408)
Impairment of long-lived assets	0		156,241	239,302
Amortization of intangible assets	3,778	518	3,778	3,256
Amortization of land use rights	270,100	36,998	217,323	178,840
Deferred tax assets	3,988	546	(3,247)	79,018
Deferred tax liabilities	91,371	12,518	118,758	(28,743)
Loss (gain) on disposal of long-lived assets	(3,776)	(517)	5,262	34,785
Share based compensation expenses	1,537,740	210,670	1,509,806	1,207,581
Share of loss (income) of equity method investees	(166,980)	(22,876)	(80,301)	6,559
Impairment loss of other investments	61,246	8,391	19,105	93,904
Investment gain and revaluation of investments	(135,132)	(18,513)	(10,217)	(236,374)
Gain on disposal of equity method investees	0		0	(304,570)
Gain on disposal of other investments	(4,417)	(605)		(91)
Noncash lease expense	76,567	10,490	130,447	293,235
Changes in operating assets and liabilities:
Accounts receivables	(126,178)	(17,286)	(199,852)	(99,333)
Amounts due from related parties	(39,543)	(5,417)	(25,220)	(32,650)
Other receivables and prepayments	(185,599)	(25,427)	12,613	(263,404)
Other long-term assets				8,870
Interest receivables on short-term investments	(19,424)	(2,661)	(6,201)	(12,294)
Inventories	944,727	129,427	601,440	1,455,103
Dividends received from equity method investees	156,517	21,443	102,545	149,426
Accounts payable	(2,170,812)	(297,400)	2,565,874	982,951
Advances from customers	345,303	47,306	(47,543)	(94,711)
Accrued expenses and other current liabilities	(356,287)	(48,812)	666,260	(248,491)
Amounts due to related parties	(2,486)	(341)	(40,063)	(210,952)
Deferred income	5,780	792	46,882	(66,034)
Operating lease liabilities	(74,878)	(10,258)	(127,500)	(318,310)
Net cash provided by operating activities	9,128,983	1,250,666	14,414,513	10,519,692
Cash flows from investing activities:
Purchases of property and equipment and other long-term assets	(2,723,247)	(373,083)	(2,167,178)	(2,430,773)
Purchases of land use rights	(839,339)	(114,989)	(3,063,559)	(671,816)
Government subsidies received for land use rights	412,926	56,571	347,070	489,894
Proceed from disposal of property and equipment and land use rights	20,505	2,809	199,013	42,819
Purchases of short-term investments	(4,484,636)	(614,393)	(3,959,000)	(11,195,077)
Redemption of short-term investments upon maturities	4,608,304	631,335	3,565,610	14,950,467
Investments in equity method investees and other investments	(374,921)	(51,364)	(282,542)	(283,700)
Proceed from disposal of investments	14,590	1,999	0	180,530
Payment for acquisition, net of cash acquired of RMB166,193, RMB nil and RMB nil in 2022, 2023 and 2024, respectively			0	(387,507)
Deposit paid for an equity method investee	(250,500)	(34,318)		0
Cash paid for loan originations	(59,752)	(8,186)	(19,785)	(269,335)
Cash received for disposal of subsidiaries	0	0	1,416	2,394
Cash received from loan repayments	106,336	14,568	62,193	621,257
Other investing activities	4,184	573	156,425	0
Net cash provided by (used in) investing activities	(3,565,550)	(488,478)	(5,160,337)	1,049,153
Cash flows from financing activities:
Proceeds from bank and other borrowings	6,399,917	876,785	2,093,483	4,592,327
Repayment to bank and other borrowings	(5,444,814)	(745,936)	(3,355,887)	(4,047,898)
Borrowing from equity method investees	65,000	8,905	53,500	5,000
Repayment of loans from equity method investees	(108,700)	(14,892)	(14,800)	(71,400)
Repayment of loans from non-controlling interests shareholders	(36,100)	(4,946)	(47,250)	(24,000)
Borrowing from non-controlling interests shareholders	97,800	13,399	58,550	87,000
Capital contributions from non-controlling interests shareholders	160,500	21,988	285,450	185,195
Repurchase of ordinary shares	(3,865,781)	(529,610)	(5,106,944)	(6,257,703)
Cash paid to non-controlling interests shareholders for deregistration of subsidiaries	(1,275)	(175)
Acquisition of non-controlling interests	(512,237)	(70,176)	(73,000)	(7,105)
Dividend distribution to non-controlling interests shareholders	(39,417)	(5,400)	(39,107)	(34,807)
Dividend distribution to shareholders	(1,684,721)	(230,806)
Proceeds from issuance of ordinary shares upon exercise of share options	249	34		0
Net cash used in financing activities	(4,969,579)	(680,830)	(6,146,005)	(5,573,391)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	63,283	8,670	85,794	(63,322)
Net increase in cash, cash equivalents and restricted cash	657,137	90,028	3,193,965	5,932,132
Cash, cash equivalents and restricted cash at beginning of the year	26,297,366	3,602,724	23,103,401	17,171,269
Cash, cash equivalents and restricted cash at end of the year	26,954,503	3,692,752	26,297,366	23,103,401
Reconciliation in amounts on the consolidated balance sheets:
Cash and cash equivalents	26,352,161		25,414,729	21,938,653
Restricted cash	602,342		882,637	1,164,748
Total cash, cash equivalents and restricted cash at end of the year	26,954,503		26,297,366	23,103,401
Supplemental disclosures of cash flow information:
Interest paid	57,681	7,902	26,480	21,822
Income tax paid	2,169,488	297,219	1,778,785	1,640,885
Supplemental disclosure of non-cash activities:
Disposal of an equity method investment at inventories received.			0	177,543
Settlement of loan received through acquisition of non-controlling interests			0	20,000
Capital contribution from non-controlling interests shareholders settled by dividend payable, net of tax of RMB1,500, nil and RMB840 in 2022, 2023 and 2024, respectively	3,360	460	0	6,000
Right-of-use assets obtained under operating lease	¥ 31,231	$ 4,279	¥ 32,594	¥ 301,796